OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2019	2020
Prepaid annual frequency license (Note 34c.i, 34c.ii)	3,873	4,554
Advances	647	1,339
Prepaid rental	628	272
Prepaid salaries	189	180
Others (each below Rp75 billion)	204	241
Total	5,541	6,586